UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE

NEW YORK, NY 10022

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Jeffrey Dillabough Weiss Multi-Strategy Advisers LLC 320 Park Avenue New York, NY 10022	Thomas S. Harman Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Long Investments 312.0%
Common Stocks 298.0%
Aerospace & Defense 8.1%
Boeing Co. (The)(1)	10,005	$3,806,602
Huntington Ingalls Industries, Inc.(1)	16,589	3,513,384
L3Harris Technologies, Inc.(1)	7,803	1,628,018
Raytheon Co.(1)	48,575	9,529,929
Spirit AeroSystems Holdings, Inc., Class A(1)	10,563	868,701
Textron, Inc.(1)	14,569	713,298
United Technologies Corp.(1)	46,668	6,371,116

		26,431,048

Air Freight & Logistics 2.0%
FedEx Corp.(1)	37,191	5,413,894
United Parcel Service, Inc., Class B	10,627	1,273,327

		6,687,221

Airlines 0.4%
Southwest Airlines Co.(1)	24,288	1,311,795

Auto Components 0.1%
Dana, Inc.(1)	32,376	467,509

Automobiles 0.7%
General Motors Co.(1)	60,765	2,277,472

Banks 7.8%
Citigroup, Inc.(1)	97,486	6,734,333
Citizens Financial Group, Inc.(1)	58,696	2,076,077
Fifth Third Bancorp(1)	141,670	3,878,925
Popular, Inc.(2)	62,034	3,354,799
Signature Bank(1)	10,120	1,206,506
SunTrust Banks, Inc.(1)	22,044	1,516,627
Synovus Financial Corp.(1)	95,081	3,400,096
TCF Financial Corp.(1)	84,966	3,234,656

		25,402,019

Beverages 0.3%
Constellation Brands, Inc., Class A(1)	5,413	1,122,007

Biotechnology 3.6%
AbbVie, Inc.	2,825	213,909
Alder Biopharmaceuticals, Inc.(1),(3)	6,157	116,121
Celgene Corp.(1),(3)	111,728	11,094,591
Gilead Sciences, Inc.	6,072	384,843

		11,809,464

Building Products 1.2%
Armstrong World Industries, Inc.(1)	4,048	391,442
Fortune Brands Home & Security, Inc.	4,852	265,404
Masco Corp.(1)	56,884	2,370,925
Owens Corning	12,343	780,078

		3,807,849

Capital Markets 6.9%
Bank of New York Mellon Corp. (The)	40,460	1,829,197
BlackRock, Inc.	1,618	721,045
Brookfield Asset Management, Inc., Class A(2)	7,950	422,077
E*TRADE Financial Corp.(1)	9,104	397,754
Goldman Sachs Group, Inc. (The)(1)	16,184	3,353,810
Moelis & Co., Class A(1)	42,402	1,392,906
Morgan Stanley(1)	40,774	1,739,827
Tradeweb Markets, Inc., Class A(1)	101,175	3,741,451
Virtu Financial, Inc., Class A(1)	329,872	5,396,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Capital Markets
WisdomTree Investments, Inc.(1)	708,050	3,699,561

		22,694,334

Chemicals 2.4%
Huntsman Corp.	98,389	2,288,528
Linde PLC(1),(2)	11,765	2,279,116
Orion Engineered Carbons S.A.(1),(2)	16,184	270,435
PPG Industries, Inc.	3,003	355,885
RPM International, Inc.(1)	7,489	515,318
Sherwin-Williams Co. (The)(1)	3,642	2,002,627

		7,711,909

Commercial Services & Supplies 1.0%
Waste Management, Inc.(1)	28,537	3,281,755

Communications Equipment 1.3%
Cisco Systems, Inc.(1)	30,360	1,500,088
Juniper Networks, Inc.(1)	34,408	851,598
Nokia Oyj, ADR(1),(2)	404,700	2,047,782

		4,399,468

Construction & Engineering 0.2%
Jacobs Engineering Group, Inc.(1)	7,639	698,968

Construction Materials 0.7%
Eagle Materials, Inc.(1)	16,594	1,493,626
Martin Marietta Materials, Inc.	1,416	388,125
Vulcan Materials Co.(1)	3,237	489,564

		2,371,315

Consumer Finance 0.3%
Navient Corp.(1)	81,608	1,044,582

Diversified Financial Services 1.3%
8i Enterprises Acquisition Corp.(2),(3)	32,519	326,491
Berkshire Hathaway, Inc., Class B(1),(3)	14,165	2,946,603
Mosaic Acquisition Corp., Class A(3)	50,168	518,235
Pure Acquisition Corp.(1),(3)	32,814	336,344

		4,127,673

Diversified Telecommunication Services 2.5%
AT&T, Inc.(1)	70,939	2,684,332
Zayo Group Holdings, Inc.(1),(3)	158,758	5,381,896

		8,066,228

Electric Utilities 14.5%
Alliant Energy Corp.(1)	56,672	3,056,321
American Electric Power Co., Inc.(1)	138,980	13,021,036
Edison International	20,037	1,511,190
El Paso Electric Co.(1)	9,507	637,730
Entergy Corp.(1)	72,037	8,454,262
Evergy, Inc.(1)	70,805	4,712,781
Eversource Energy	42,493	3,631,877
Exelon Corp.(1)	44,922	2,170,182
FirstEnergy Corp.(1)	214,438	10,342,345

		47,537,724

Electrical Equipment 2.3%
AMETEK, Inc.(1)	26,711	2,452,604
Eaton Corp. PLC	11,534	959,052
Emerson Electric Co.(1)	38,032	2,542,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Electrical Equipment
Rockwell Automation, Inc.	9,913	1,633,662

		7,588,138

Electronic Equipment, Instruments & Components 0.9%
SYNNEX Corp.(1)	26,312	2,970,625

Entertainment 5.7%
Activision Blizzard, Inc.(1)	155,785	8,244,142
Viacom, Inc., Class B(1)	3,160	75,935
Walt Disney Co. (The)(1)	76,934	10,026,039
World Wrestling Entertainment, Inc., Class A(1)	6,072	432,023

		18,778,139

Food & Staples Retailing 0.2%
Walmart, Inc.(1)	5,336	633,276

Food Products 1.5%
Hershey Co. (The)	6,307	977,522
Mondelez International, Inc., Class A(1)	68,557	3,792,573

		4,770,095

Health Care Equipment & Supplies 0.2%
Stryker Corp.	2,025	438,007
Wright Medical Group N.V.(2),(3)	12,652	261,011

		699,018

Health Care Providers & Services 1.7%
Anthem, Inc.(1)	4,858	1,166,406
Cardinal Health, Inc.	55,732	2,629,993
Cigna Corp.	4,228	641,768
Humana, Inc.(1)	4,048	1,034,952
Owens & Minor, Inc.	8,096	47,038

		5,520,157

Hotels, Restaurants & Leisure 8.6%
BJ’s Restaurants, Inc.(1)	30,352	1,178,872
Caesars Entertainment Corp.(1),(3)	83,592	974,683
Darden Restaurants, Inc.	3,439	406,559
Extended Stay America, Inc.(1)	364,230	5,332,327
Hyatt Hotels Corp., Class A	16,184	1,192,275
Las Vegas Sands Corp.(1)	45,471	2,626,405
Marriott International, Inc., Class A	19,421	2,415,390
MGM Resorts International(1)	48,564	1,346,194
Papa John’s International, Inc.	5,578	292,008
Royal Caribbean Cruises Ltd.(1)	100,564	10,894,098
Wyndham Hotels & Resorts, Inc.(1)	28,677	1,483,748

		28,142,559

Household Durables 1.0%
DR Horton, Inc.	8,501	448,087
KB Home(1)	37,865	1,287,410
Newell Brands, Inc.(1)	42,483	795,282
Whirlpool Corp.	4,858	769,313

		3,300,092

Household Products 2.5%
Colgate-Palmolive Co.(1)	26,704	1,963,011
Procter & Gamble Co. (The)(1)	48,754	6,064,022

		8,027,033

Independent Power and Renewable Electricity Producers 0.9%
Clearway Energy, Inc.(1)	24,288	443,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers
NRG Energy, Inc.(1)	53,026	2,099,830
Pattern Energy Group, Inc., Class A(1)	11,055	297,711

		2,840,797

Industrial Conglomerates 1.1%
Honeywell International, Inc.(1)	20,456	3,461,155

Insurance 4.6%
American Financial Group, Inc.(1)	2,063	222,495
American International Group, Inc.(1)	40,460	2,253,622
Argo Group International Holdings Ltd.(1),(2)	18,594	1,306,043
Arthur J Gallagher & Co.	80,940	7,249,796
Brown & Brown, Inc.(1)	101,175	3,648,370
Willis Towers Watson PLC(2)	2,023	390,378

		15,070,704

Interactive Media & Services 0.3%
Snap, Inc., Class A(1),(3)	60,705	959,139

Internet & Direct Marketing Retail 1.1%
Altaba, Inc.(1),(3)	148,076	2,884,521
eBay, Inc.(1)	20,230	788,565

		3,673,086

IT Services 5.2%
Accenture PLC, Class A(2)	410	78,863
Alliance Data Systems Corp.(1)	16,507	2,115,042
Carbonite, Inc.(3)	50,588	783,608
DXC Technology Co.(1)	80,960	2,388,320
EVERTEC, Inc.(2)	70,530	2,201,947
Global Payments, Inc.	22,252	3,538,068
LiveRamp Holdings, Inc.(3)	40,799	1,752,725
Paychex, Inc.	12,144	1,005,159
PayPal Holdings, Inc.(3)	10,118	1,048,124
Science Applications International Corp.(1)	23,073	2,015,426

		16,927,282

Life Sciences Tools & Services 0.0%
Bruker Corp.(1)	2,023	88,870

Machinery 4.1%
AGCO Corp.(1)	23,386	1,770,320
Cummins, Inc.(1)	8,903	1,448,251
Deere & Co.(1)	8,096	1,365,633
Dover Corp.(1)	47,508	4,729,897
Fortive Corp.	33,339	2,285,722
Gardner Denver Holdings, Inc.(3)	12,134	343,271
Ingersoll-Rand PLC(1)	3,845	473,742
Kennametal, Inc.(1)	12,950	398,083
Pentair PLC(1),(2)	18,616	703,685

		13,518,604

Marine 0.0%
Eagle Bulk Shipping, Inc.(3)	20,563	89,963

Media 2.0%
Interpublic Group of Cos., Inc. (The)(1)	42,483	915,934
Nexstar Media Group, Inc., Class A(1)	48,571	4,969,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Media
Sinclair Broadcast Group, Inc., Class A(1)	16,188	691,875

		6,577,108

Metals & Mining 0.1%
Freeport-McMoRan, Inc.(1)	41,154	393,844

Multi-Utilities 6.6%
CenterPoint Energy, Inc.(1)	178,112	5,375,420
CMS Energy Corp.(1)	91,080	5,824,566
Dominion Energy, Inc.(1)	109,298	8,857,510
Dominion Energy, Inc., Series A	10,254	1,084,361
DTE Energy Co.	4,047	538,089

		21,679,946

Multiline Retail 1.0%
Dollar Tree, Inc.(1),(3)	20,634	2,355,578
Target Corp.(1)	7,485	800,221

		3,155,799

Oil, Gas & Consumable Fuels 31.3%
BP PLC, ADR(1),(2)	86,562	3,288,490
Buckeye Partners L.P.(1)	517,483	21,263,376
Chevron Corp.(1)	30,920	3,667,112
Cimarex Energy Co.(1)	33,501	1,606,038
Concho Resources, Inc.(1)	23,902	1,622,946
ConocoPhillips(1)	197,181	11,235,373
Continental Resources, Inc.(3)	58,699	1,807,342
Diamondback Energy, Inc.(1)	104,404	9,386,964
Energy Transfer L.P.(1)	94,859	1,240,756
Enterprise Products Partners L.P.(1)	48,460	1,384,987
EOG Resources, Inc.(1)	90,780	6,737,691
GasLog Ltd.(2)	46,529	597,898
Green Plains, Inc.	81,727	865,897
Hess Corp.	16,642	1,006,508
Marathon Oil Corp.(1)	500,083	6,136,018
Marathon Petroleum Corp.	48,448	2,943,216
Murphy Oil Corp.(1)	157,633	3,485,266
Noble Energy, Inc.(1)	108,730	2,442,076
Occidental Petroleum Corp.(1)	88,397	3,931,014
ONEOK, Inc.(1)	159	11,717
Parsley Energy, Inc., Class A(1)	259,697	4,362,910
Peabody Energy Corp.(1)	12,145	178,774
Pioneer Natural Resources Co.(1)	28,358	3,566,586
Plains All American Pipeline L.P.(1)	73,649	1,528,217
SemGroup Corp., Class A(1)	61,793	1,009,698
Tallgrass Energy L.P., Class A(1)	66,652	1,342,371
Valero Energy Corp.	12,418	1,058,510
Western Midstream Partners L.P.(1)	23,112	575,258
Williams Cos., Inc. (The)(1)	168,060	4,043,524

		102,326,533

Paper & Forest Products 0.7%
Louisiana-Pacific Corp.(1)	89,460	2,198,927

Personal Products 0.2%
elf Beauty, Inc.(1),(3)	33,007	577,953

Pharmaceuticals 11.1%
Allergan PLC(1)	183,868	30,943,146
AstraZeneca PLC, ADR(1),(2)	44,528	1,984,613
Merck & Co., Inc.(1)	8,096	681,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Pharmaceuticals
Mylan N.V.(1),(3)	21,030	415,973
Novartis AG, ADR(1),(2)	8,096	703,542
Sanofi, ADR(1),(2)	37,662	1,744,881

		36,473,676

Real Estate Investment Trusts 114.2%
American Assets Trust, Inc.(1)	443,508	20,729,564
Americold Realty Trust(1)	393,243	14,577,518
Apartment Investment & Management Co., Class A	50,575	2,636,980
AvalonBay Communities, Inc.(1)	41,529	8,942,440
Columbia Property Trust, Inc.(1)	463,597	9,805,077
CyrusOne, Inc.(1)	97,966	7,749,111
Douglas Emmett, Inc.(1)	76,375	3,271,141
Duke Realty Corp.(1)	483,952	16,439,849
EastGroup Properties, Inc.(1)	86,118	10,766,472
Equity LifeStyle Properties, Inc.(1)	67,238	8,982,997
Four Corners Property Trust, Inc.(1)	507,063	14,339,742
Healthcare Trust of America, Inc., Class A(1)	555,986	16,334,869
Host Hotels & Resorts, Inc.	8,091	139,893
Hudson Pacific Properties, Inc.(1)	425,962	14,252,689
Invitation Homes, Inc.(1)	274,753	8,135,436
Kilroy Realty Corp.(1)	181,640	14,147,940
Life Storage, Inc.(1)	78,589	8,284,066
National Health Investors, Inc.(1)	196,890	16,221,767
National Retail Properties, Inc.(1)	350,576	19,772,486
Outfront Media, Inc.(1)	143,906	3,997,709
Park Hotels & Resorts, Inc.(1)	16,184	404,114
Retail Properties of America, Inc., Class A	206,253	2,541,037
RPT Realty(1)	730,366	9,896,459
Sabra Health Care REIT, Inc.(1)	328,524	7,542,911
SITE Centers Corp.(1)	1,065,121	16,093,978
Spirit Realty Capital, Inc.	489,769	23,440,344
Terreno Realty Corp.(1)	44,880	2,292,919
UDR, Inc.(1)	511,447	24,794,951
Urban Edge Properties(1)	695,422	13,762,401
VICI Properties, Inc.(1)	1,436,878	32,545,287
Weingarten Realty Investors(1)	722,322	21,041,240
Weyerhaeuser Co.	1,788	49,528

		373,932,915

Road & Rail 5.8%
Canadian National Railway Co.(1),(2)	19,424	1,745,441
Heartland Express, Inc.	5,282	113,616
JB Hunt Transport Services, Inc.	9,512	1,052,503
Knight-Swift Transportation Holdings, Inc.(1)	137,280	4,983,264
Landstar System, Inc.(1)	33,182	3,735,629
Norfolk Southern Corp.(1)	14,164	2,544,704
Ryder System, Inc.	6,070	314,244
Union Pacific Corp.(1)	28,453	4,608,817

		19,098,218

Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc.(1),(3)	91,058	2,639,771
ASML Holding N.V.(1),(2)	23,146	5,749,929
Broadcom, Inc.	5,058	1,396,362
Cypress Semiconductor Corp.(1)	179,566	4,191,070
Intel Corp.(1)	23,962	1,234,762
KLA Corp.	18,211	2,903,744
Lam Research Corp.(1)	6,072	1,403,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.(1)	47,630	1,189,321
Microchip Technology, Inc.(1)	4,582	425,714
Micron Technology, Inc.(3)	39,811	1,705,901
MKS Instruments, Inc.	4,047	373,457
Monolithic Power Systems, Inc.	18,211	2,834,178
NXP Semiconductors N.V.(1),(2)	34,647	3,780,681
QUALCOMM, Inc.	85,002	6,483,953
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(2)	28,604	1,329,514
Versum Materials, Inc.(1)	7,790	412,325
Xperi Corp.(1)	50,600	1,046,408

		39,100,390

Software 6.6%
Avaya Holdings Corp.(1),(3)	16,188	165,603
BlackBerry Ltd.(1),(2),(3)	374,110	1,964,078
Box, Inc., Class A(3)	40,480	670,349
Microsoft Corp.(1)	102,849	14,299,097
Palo Alto Networks, Inc.(3)	2,024	412,552
RingCentral, Inc., Class A(1),(3)	855	107,439
salesforce.com, Inc.(3)	5,613	833,194
SS&C Technologies Holdings, Inc.(1)	27,232	1,404,354
Symantec Corp.(1)	33,218	784,941
TiVo Corp.(1)	121,410	924,537

		21,566,144

Specialty Retail 0.9%
Best Buy Co., Inc.(1)	10,822	746,610
Home Depot, Inc. (The)(1)	2,226	516,476
Lowe’s Cos., Inc.(1)	13,958	1,534,822

		2,797,908

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.(1)	14,611	3,272,426
NCR Corp.(3)	22,456	708,711

		3,981,137

Textiles, Apparel & Luxury Goods 1.5%
Capri Holdings Ltd.(1),(2),(3)	24,708	819,317
Kontoor Brands, Inc.(1)	69,849	2,451,700
NIKE, Inc., Class B(1)	19,193	1,802,607

		5,073,624

Thrifts & Mortgage Finance 2.8%
MGIC Investment Corp.(1)	550,010	6,919,126
Radian Group, Inc.(1)	101,175	2,310,837

		9,229,963

Tobacco 0.7%
Philip Morris International, Inc.(1)	31,957	2,426,495

Trading Companies & Distributors 0.5%
United Rentals, Inc.(1),(3)	9,101	1,134,349
WW Grainger, Inc.	2,023	601,134

		1,735,483

Water Utilities 0.6%
California Water Service Group(1)	34,118	1,805,866

Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.(1),(3)	13,367	1,052,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Wireless Telecommunication Services
Vodafone Group PLC, ADR(1),(2)	121,440	2,417,870

		3,470,789

Total Common Stocks (Cost $960,823,932)		975,911,790

Exchange-Traded Funds 14.0%
Consumer Discretionary Select Sector SPDR Fund(1)	3,682	444,417
Consumer Staples Select Sector SPDR Fund	13,756	844,894
Industrial Select Sector SPDR Fund	14,174	1,100,328
iShares 20+ Year Treasury Bond ETF	12,141	1,737,134
iShares Core U.S. Aggregate Bond ETF(1)	30,123	3,409,020
iShares MSCI Germany ETF(1)	25,294	680,662
iShares MSCI India ETF(1)	48,113	1,615,153
iShares Russell 2000 ETF	2,024	306,312
iShares U.S. Home Construction ETF	27,142	1,175,520
ProShares VIX Short-Term Futures ETF(3)	36,145	705,550
SPDR Portfolio Long Term Corporate Bond ETF	56,358	1,695,812
SPDR S&P 500 ETF Trust	30,353	9,007,860
SPDR S&P Aerospace & Defense ETF(1)	23,570	2,517,983
SPDR S&P Oil & Gas Exploration & Production ETF	24,732	553,008
United States Oil Fund L.P.(1),(3)	185,548	2,104,114
Vanguard Long-Term Corporate Bond ETF(1)	176,896	17,891,262

Total Exchange-Traded Funds (Cost $46,130,949)		45,789,029

Total Long Investments (Cost $1,006,954,881)		1,021,700,819

Securities Sold Short (4)(321.3)%
Common Stocks (266.4)%
Aerospace & Defense (1.9)%
Arconic, Inc.	8,092	(210,392)
BWX Technologies, Inc.	35,564	(2,034,616)
General Dynamics Corp.	12,583	(2,299,292)
L3Harris Technologies, Inc.	2,661	(555,191)
Lockheed Martin Corp.	1,214	(473,533)
Northrop Grumman Corp.	1,275	(477,857)
Triumph Group, Inc.	9,368	(214,340)

		(6,265,221)

Air Freight & Logistics (1.5)%
C.H. Robinson Worldwide, Inc.	8,096	(686,379)
United Parcel Service, Inc., Class B	34,507	(4,134,629)

		(4,821,008)

Airlines (1.7)%
Alaska Air Group, Inc.	20,230	(1,313,129)
Delta Air Lines, Inc.	48,171	(2,774,650)
Hawaiian Holdings, Inc.	56,666	(1,488,049)

		(5,575,828)

Auto Components (0.8)%
Aptiv PLC(2)	11,329	(990,381)
Autoliv, Inc.(2)	17,476	(1,378,507)
Gentex Corp.	11,253	(309,851)

		(2,678,739)

Automobiles (1.8)%
Ferrari N.V.(2)	11,531	(1,776,812)
Ford Motor Co.	48,551	(444,727)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Automobiles
Harley-Davidson, Inc.	99,667	(3,585,022)

		(5,806,561)

Banks (10.8)%
BB&T Corp.	200,490	(10,700,151)
Fifth Third Bancorp	20,230	(553,897)
JPMorgan Chase & Co.	32,368	(3,809,390)
KeyCorp	121,440	(2,166,490)
PNC Financial Services Group, Inc. (The)	59,691	(8,366,291)
US Bancorp	67,824	(3,753,380)
Wells Fargo & Co.	121,380	(6,122,407)

		(35,472,006)

Beverages (1.7)%
Brown-Forman Corp., Class B	12,343	(774,893)
Coca-Cola European Partners PLC(2)	28,734	(1,593,300)
Constellation Brands, Inc., Class A	2,579	(534,575)
Keurig Dr Pepper, Inc.	46,540	(1,271,473)
PepsiCo, Inc.	9,757	(1,337,685)

		(5,511,926)

Biotechnology (3.1)%
AbbVie, Inc.	111,889	(8,472,235)
Amgen, Inc.	9,110	(1,762,876)

		(10,235,111)

Building Products (1.4)%
Allegion PLC(2)	6,072	(629,363)
Fortune Brands Home & Security, Inc.	13,758	(752,563)
Johnson Controls International PLC	44,102	(1,935,637)
Lennox International, Inc.	5,889	(1,430,850)

		(4,748,413)

Capital Markets (2.6)%
BlackRock, Inc.	1,618	(721,046)
Brookfield Asset Management, Inc., Class A(2)	6,933	(368,073)
Charles Schwab Corp. (The)	10,115	(423,110)
FactSet Research Systems, Inc.	2,024	(491,771)
Interactive Brokers Group, Inc., Class A	27,310	(1,468,732)
Intercontinental Exchange, Inc.	15,256	(1,407,671)
Northern Trust Corp.	20,230	(1,887,864)
TD Ameritrade Holding Corp.	37,499	(1,751,203)

		(8,519,470)

Chemicals (2.4)%
Dow, Inc.	41,964	(1,999,585)
DuPont de Nemours, Inc.	14,717	(1,049,469)
International Flavors & Fragrances, Inc.	32,377	(3,972,334)
PPG Industries, Inc.	6,475	(767,352)
Sherwin-Williams Co. (The)	34	(18,696)

		(7,807,436)

Commercial Services & Supplies (0.8)%
Cintas Corp.	2,023	(542,366)
Covanta Holding Corp.	10,118	(174,940)
Republic Services, Inc.	6,474	(560,325)
Waste Connections, Inc.	16,184	(1,488,928)

		(2,766,559)

Communications Equipment (0.9)%
Motorola Solutions, Inc.	16,747	(2,853,856)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Communications Equipment
Ubiquiti, Inc.	366	(43,283)

		(2,897,139)

Construction Materials (0.2)%
Cemex S.A.B. de C.V., ADR(2)	145,514	(570,415)

Containers & Packaging (1.3)%
Amcor PLC(2)	113,316	(1,104,831)
Avery Dennison Corp.	11,936	(1,355,572)
Ball Corp.	11,938	(869,206)
Greif, Inc., Class A	11,132	(421,791)
Packaging Corp. of America	4,048	(429,493)

		(4,180,893)

Distributors (0.1)%
Pool Corp.	1,012	(204,120)

Diversified Telecommunication Services (0.5)%
AT&T, Inc.	46,408	(1,756,079)

Electric Utilities (13.0)%
Avangrid, Inc.	40,480	(2,115,080)
Duke Energy Corp.	38,447	(3,685,529)
Hawaiian Electric Industries, Inc.	74,975	(3,419,610)
NextEra Energy, Inc.	19,953	(4,648,849)
OGE Energy Corp.	115,368	(5,235,400)
Pinnacle West Capital Corp.	72,846	(7,071,161)
Portland General Electric Co.	26,313	(1,483,264)
PPL Corp.	46,552	(1,465,923)
Southern Co. (The)	80,960	(5,000,899)
Xcel Energy, Inc.	131,495	(8,532,711)

		(42,658,426)

Electrical Equipment (0.8)%
Eaton Corp. PLC	32,179	(2,675,684)

Electronic Equipment, Instruments & Components (0.3)%
CDW Corp.	8,096	(997,751)

Entertainment (0.4)%
Marcus Corp. (The)	38,437	(1,422,553)

Food & Staples Retailing (1.6)%
Casey’s General Stores, Inc.	7,006	(1,129,087)
Costco Wholesale Corp.	3,238	(932,900)
Sysco Corp.	40,480	(3,214,112)

		(5,276,099)

Food Products (2.6)%
Calavo Growers, Inc.	4,047	(385,193)
Campbell Soup Co.	42,504	(1,994,288)
Conagra Brands, Inc.	25,692	(788,231)
General Mills, Inc.	16,167	(891,125)
Hershey Co. (The)	20,526	(3,181,325)
Hormel Foods Corp.	22,669	(991,315)
Tyson Foods, Inc., Class A	3,034	(261,349)

		(8,492,826)

Gas Utilities (0.1)%
South Jersey Industries, Inc.	10,117	(332,951)

Health Care Equipment & Supplies (1.3)%
Baxter International, Inc.	12,144	(1,062,236)
Becton Dickinson and Co.	6,072	(1,535,973)
Envista Holdings Corp.	14,715	(410,254)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Medtronic PLC(2)	8,094	(879,170)
STERIS PLC	3,645	(526,666)

		(4,414,299)

Health Care Providers & Services (4.4)%
AmerisourceBergen Corp.	3,068	(252,588)
Cigna Corp.	6,253	(949,143)
CVS Health Corp.	83,402	(5,260,164)
McKesson Corp.	24,407	(3,335,461)
Quest Diagnostics, Inc.	10,121	(1,083,251)
UnitedHealth Group, Inc.	16,192	(3,518,845)

		(14,399,452)

Hotels, Restaurants & Leisure (6.7)%
Brinker International, Inc.	13,150	(561,110)
Carnival Corp.	36,414	(1,591,656)
Cheesecake Factory, Inc. (The)	22,253	(927,505)
Choice Hotels International, Inc.	46,529	(4,139,220)
Dunkin’ Brands Group, Inc.	27,109	(2,151,370)
Eldorado Resorts, Inc.	29,902	(1,192,193)
Hilton Worldwide Holdings, Inc.	15,572	(1,449,909)
Marriott International, Inc., Class A	42,457	(5,280,377)
McDonald’s Corp.	5,948	(1,277,095)
Starbucks Corp.	22,429	(1,983,172)
Texas Roadhouse, Inc.	10,115	(531,240)
Wynn Resorts Ltd.	9,104	(989,787)

		(22,074,634)

Household Durables (1.2)%
Leggett & Platt, Inc.	7,287	(298,330)
Lennar Corp., Class A	39,741	(2,219,535)
PulteGroup, Inc.	36,027	(1,316,787)

		(3,834,652)

Household Products (3.1)%
Church & Dwight Co., Inc.	29,172	(2,194,901)
Clorox Co. (The)	51,410	(7,807,637)

		(10,002,538)

Independent Power and Renewable Electricity Producers (0.5)%
AES Corp.	24,282	(396,768)
NextEra Energy Partners L.P.	20,809	(1,099,547)

		(1,496,315)

Industrial Conglomerates (4.1)%
3M Co.	42,891	(7,051,280)
General Electric Co.	117,392	(1,049,485)
Honeywell International, Inc.	1,214	(205,409)
Roper Technologies, Inc.	14,164	(5,050,882)

		(13,357,056)

Insurance (9.4)%
Allstate Corp. (The)	40,096	(4,357,633)
Aon PLC(2)	16,184	(3,132,737)
Cincinnati Financial Corp.	36,432	(4,250,521)
Everest Re Group Ltd.(2)	42,494	(11,307,228)
Primerica, Inc.	6,072	(772,541)
Prudential Financial, Inc.	40,470	(3,640,277)
Travelers Cos., Inc. (The)	7,615	(1,132,274)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Insurance
WR Berkley Corp.	30,360	(2,192,903)

		(30,786,114)

Interactive Media & Services (0.5)%
Facebook, Inc., Class A	9,535	(1,697,993)

Internet & Direct Marketing Retail (0.3)%
Amazon.com, Inc.	603	(1,046,754)

IT Services (6.3)%
Accenture PLC, Class A(2)	22,674	(4,361,344)
Fiserv, Inc.	11,205	(1,160,726)
Global Payments, Inc.	22,252	(3,538,068)
International Business Machines Corp.	18,204	(2,647,226)
Leidos Holdings, Inc.	37,436	(3,215,004)
Mastercard, Inc., Class A	17,011	(4,619,677)
PayPal Holdings, Inc.	10,118	(1,048,123)

		(20,590,168)

Life Sciences Tools & Services (0.9)%
Thermo Fisher Scientific, Inc.	10,121	(2,947,944)

Machinery (9.4)%
Allison Transmission Holdings, Inc.	24,288	(1,142,750)
Altra Industrial Motion Corp.	4,048	(112,109)
Caterpillar, Inc.	31,303	(3,953,882)
Deere & Co.	487	(82,147)
Donaldson Co., Inc.	8,906	(463,824)
IDEX Corp.	10,927	(1,790,717)
Illinois Tool Works, Inc.	15,701	(2,457,049)
Ingersoll-Rand PLC	891	(109,780)
Lincoln Electric Holdings, Inc.	7,852	(681,239)
Nordson Corp.	24,745	(3,619,204)
PACCAR, Inc.	64,567	(4,520,336)
Parker-Hannifin Corp.	17,360	(3,135,390)
Stanley Black & Decker, Inc.	15,338	(2,214,961)
Terex Corp.	7,892	(204,955)
Timken Co. (The)	13,370	(581,729)
Wabtec Corp.	49,137	(3,530,985)
Woodward, Inc.	6,072	(654,744)
Xylem, Inc.	18,013	(1,434,195)

		(30,689,996)

Marine (0.2)%
Seaspan Corp.(2)	50,575	(537,612)

Media (2.3)%
CBS Corp., Class B, NVDR	715	(28,865)
Discovery, Inc., Class A	8,096	(215,596)
National CineMedia, Inc.	149,739	(1,227,860)
Omnicom Group, Inc.	59,731	(4,676,937)
WPP PLC, ADR(2)	21,128	(1,322,402)

		(7,471,660)

Metals & Mining (0.2)%
Nucor Corp.	14,887	(757,897)

Multi-Utilities (9.1)%
Ameren Corp.	2,062	(165,063)
Consolidated Edison, Inc.	44,518	(4,205,616)
DTE Energy Co.	4,046	(537,956)
National Grid PLC, ADR(2)	32,384	(1,752,946)
Public Service Enterprise Group, Inc.	107,853	(6,695,514)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Multi-Utilities
Sempra Energy	20,230	(2,986,151)
WEC Energy Group, Inc.	142,543	(13,555,839)

		(29,899,085)

Multiline Retail (0.3)%
Dollar General Corp.	6,386	(1,014,991)

Oil, Gas & Consumable Fuels (12.1)%
Apache Corp.	129,550	(3,316,480)
Arch Coal, Inc., Class A	5,706	(423,385)
Cabot Oil & Gas Corp.	28,133	(494,297)
Cenovus Energy, Inc.(2)	70,074	(657,294)
Chevron Corp.	20,615	(2,444,939)
Cimarex Energy Co.	525	(25,168)
Concho Resources, Inc.	19,220	(1,305,038)
Continental Resources, Inc.	31,374	(966,005)
DCP Midstream L.P.	36,718	(962,379)
Devon Energy Corp.	167,050	(4,019,223)
Enbridge, Inc.(2)	63,207	(2,217,302)
Energy Transfer Equity L.P.	44,855	(586,703)
EQT Corp.	76,305	(811,885)
Euronav N.V.(2)	6,069	(55,835)
Exxon Mobil Corp.	70,142	(4,952,727)
Hess Corp.	28,590	(1,729,123)
Kinder Morgan, Inc.	81,073	(1,670,914)
Marathon Petroleum Corp.	41,220	(2,504,115)
Murphy Oil Corp.	14,425	(318,937)
Noble Energy, Inc.	38,656	(868,214)
NuStar Energy L.P.	14,435	(408,799)
Phillips 66	6,184	(633,242)
Range Resources Corp.	91,080	(347,926)
Royal Dutch Shell PLC, Class A, ADR(2)	51,525	(3,032,246)
Targa Resources Corp.	37,098	(1,490,227)
TOTAL S.A., ADR(2)	59,769	(3,107,988)
World Fuel Services Corp.	4,388	(175,257)

		(39,525,648)

Personal Products (0.4)%
Coty, Inc., Class A	12,138	(127,570)
Estee Lauder Cos., Inc. (The), Class A	5,462	(1,086,665)

		(1,214,235)

Pharmaceuticals (6.4)%
Bristol-Myers Squibb Co.	218,967	(11,103,817)
Eli Lilly & Co.	39,146	(4,377,697)
Johnson & Johnson	4,048	(523,730)
Novo Nordisk A/S, ADR(2)	72,117	(3,728,449)
Pfizer, Inc.	16,192	(581,778)
Roche Holding AG, ADR(2)	15,995	(583,018)

		(20,898,489)

Professional Services (0.5)%
Nielsen Holdings PLC	82,052	(1,743,605)

Real Estate Investment Trusts (108.7)%
Agree Realty Corp.	61,145	(4,472,757)
American Finance Trust, Inc.	305,246	(4,261,234)
American Homes 4 Rent, Class A	481,076	(12,455,058)
American Tower Corp.	4,233	(936,043)
Brandywine Realty Trust	900,725	(13,645,984)
Brixmor Property Group, Inc.	704,507	(14,294,447)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Camden Property Trust	164,199	(18,227,731)
CareTrust REIT, Inc.	383,086	(9,004,436)
CubeSmart	214,121	(7,472,823)
Digital Realty Trust, Inc.	16,878	(2,190,933)
EPR Properties	65,827	(5,059,463)
Equinix, Inc.	4,726	(2,725,957)
Essex Property Trust, Inc.	43,488	(14,205,355)
Federal Realty Investment Trust	95,977	(13,066,309)
First Industrial Realty Trust, Inc.	303,592	(12,010,100)
Franklin Street Properties Corp.	454,043	(3,841,204)
Gaming and Leisure Properties, Inc.	129,912	(4,967,835)
Healthcare Realty Trust, Inc.	468,989	(15,711,131)
Highwoods Properties, Inc.	34,391	(1,545,532)
Host Hotels & Resorts, Inc.	116,554	(2,015,219)
Kimco Realty Corp.	1,567,970	(32,739,214)
Lamar Advertising Co., Class A	28,336	(2,321,568)
Lexington Realty Trust	447,306	(4,584,886)
LTC Properties, Inc.	14,161	(725,326)
MGM Growth Properties LLC, Class A	626,202	(18,817,370)
Mid-America Apartment Communities, Inc.	24,276	(3,156,123)
Omega Healthcare Investors, Inc.	147,873	(6,179,613)
Paramount Group, Inc.	697,215	(9,307,820)
Pebblebrook Hotel Trust	103,198	(2,870,968)
Piedmont Office Realty Trust, Inc., Class A	580,464	(12,120,088)
Prologis, Inc.	195,858	(16,691,019)
Realty Income Corp.	203,744	(15,623,090)
Regency Centers Corp.	38,437	(2,670,987)
Rexford Industrial Realty, Inc.	41,209	(1,814,020)
RLJ Lodging Trust	91,057	(1,547,058)
SL Green Realty Corp.	72,828	(5,953,689)
STORE Capital Corp.	654,619	(24,489,297)
Sun Communities, Inc.	58,563	(8,693,677)
Tanger Factory Outlet Centers, Inc.	541,029	(8,375,129)
Ventas, Inc.	112,519	(8,217,263)
Vornado Realty Trust	94,553	(6,020,190)
Xenia Hotels & Resorts, Inc.	47,369	(1,000,433)

		(356,028,379)

Road & Rail (9.6)%
ArcBest Corp.	14,168	(431,416)
Canadian Pacific Railway Ltd.(2)	11,257	(2,504,232)
CSX Corp.	24,288	(1,682,430)
JB Hunt Transport Services, Inc.	64,134	(7,096,427)
Kansas City Southern	76,807	(10,216,099)
Old Dominion Freight Line, Inc.	21,283	(3,617,471)
Ryder System, Inc.	6,070	(314,244)
Werner Enterprises, Inc.	158,732	(5,603,240)

		(31,465,559)

Semiconductors & Semiconductor Equipment (3.2)%
Applied Materials, Inc.	46,534	(2,322,047)
Intel Corp.	15,425	(794,850)
Lam Research Corp.	3,034	(701,188)
Skyworks Solutions, Inc.	68,799	(5,452,321)
Xilinx, Inc.	12,855	(1,232,794)

		(10,503,200)

Software (2.5)%
Everbridge, Inc.	855	(52,762)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Common Stocks
Software
LogMeIn, Inc.	3,035	(215,364)
Oracle Corp.	85,862	(4,724,986)
SAP SE, ADR(2)	24,282	(2,862,119)
Zscaler, Inc.	8,094	(382,522)

		(8,237,753)

Specialty Retail (2.3)%
Dick’s Sporting Goods, Inc.	7,084	(289,098)
Foot Locker, Inc.	5,789	(249,853)
L Brands, Inc.	138,618	(2,715,527)
Penske Automotive Group, Inc.	47,373	(2,239,796)
Tiffany & Co.	20,634	(1,911,327)

		(7,405,601)

Technology Hardware, Storage & Peripherals (2.3)%
Apple, Inc.	6,517	(1,459,613)
Hewlett Packard Enterprise Co.	49,200	(746,364)
NetApp, Inc.	80,950	(4,250,685)
Seagate Technology PLC	10,118	(544,247)
Western Digital Corp.	8,096	(482,845)

		(7,483,754)

Textiles, Apparel & Luxury Goods (0.6)%
Ralph Lauren Corp.	18,879	(1,802,378)

Thrifts & Mortgage Finance (0.4)%
New York Community Bancorp, Inc.	101,200	(1,270,060)

Trading Companies & Distributors (3.2)%
AerCap Holdings N.V.(2)	8,096	(443,256)
Aircastle Ltd.	40,793	(914,987)
Fastenal Co.	213,161	(6,963,970)
GATX Corp.	6,070	(470,607)
MSC Industrial Direct Co., Inc., Class A	6,881	(499,079)
WW Grainger, Inc.	3,603	(1,070,631)

		(10,362,530)

Water Utilities (1.7)%
American States Water Co.	25,800	(2,318,388)
American Water Works Co., Inc.	26,304	(3,267,746)

		(5,586,134)

Total Common Stocks (Proceeds $854,544,834)		(872,219,699)

Exchange-Traded Funds (54.9)%
Communication Services Select Sector SPDR Fund	33,977	(1,682,541)
Consumer Staples Select Sector SPDR Fund	59,415	(3,649,269)
Energy Select Sector SPDR Fund ETF	180,533	(10,687,554)
ETFMG Prime Cyber Security ETF	2,164	(80,934)
Health Care Select Sector SPDR Fund	51,110	(4,606,544)
Industrial Select Sector SPDR Fund ETF	41,862	(3,249,747)
Invesco QQQ Trust, Series 1	56,127	(10,597,339)
iShares 20+ Year Treasury Bond ETF	22,056	(3,155,772)
iShares iBoxx $ Investment Grade Corporate Bond ETF	204,932	(26,124,731)
iShares MSCI Emerging Markets ETF	9,703	(396,562)
iShares MSCI Eurozone ETF	20,240	(787,134)
iShares Nasdaq Biotechnology ETF	12,144	(1,208,328)
iShares North American Tech-Software ETF	12,975	(2,749,143)
iShares Russell 2000 ETF	112,604	(17,041,489)
iShares Transportation Average ETF	1,032	(192,096)
iShares U.S. Aerospace & Defense ETF	4,208	(945,538)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

Investments	Shares	Value
Exchange-Traded Funds
iShares U.S. Home Construction ETF	36,474	(1,579,689)
iShares U.S. Real Estate ETF	6,063	(567,133)
iShares U.S. Technology ETF	32,272	(6,590,265)
JPMorgan Alerian MLP Index ETN	26,306	(612,141)
Materials Select Sector SPDR Fund ETF	82,024	(4,773,797)
SPDR Bloomberg Barclays High Yield Bond ETF	321,677	(34,979,157)
SPDR Portfolio Short Term Corporate Bond ETF	11,778	(363,351)
SPDR S&P 500 ETF Trust	50,921	(15,111,825)
SPDR S&P Biotech ETF	25,244	(1,924,855)
SPDR S&P Oil & Gas Equipment & Services ETF	117,495	(850,664)
SPDR S&P Oil & Gas Exploration & Production ETF	24,732	(553,008)
SPDR S&P Retail ETF	145,838	(6,187,906)
SPDR S&P Semiconductor ETF	24,225	(2,175,890)
Technology Select Sector SPDR Fund ETF	34,804	(2,802,766)
United States Oil Fund L.P.	59,792	(678,041)
Utilities Select Sector SPDR Fund ETF	24,840	(1,608,142)
VanEck Vectors Oil Services ETF	211,224	(2,481,882)
VanEck Vectors Semiconductor ETF	60,705	(7,231,787)
Vanguard Real Estate ETF	7,857	(732,665)
WisdomTree Europe Hedged Equity Fund ETF	13,212	(889,035)

Total Exchange-Traded Funds (Proceeds $180,878,066)		(179,848,720)

Total Securities Sold Short (Proceeds $1,035,422,900)		(1,052,068,419)

Total Investments, net of securities sold short (Proceeds $28,468,019) (9.3)%		(30,367,600)
Other assets, less liabilities 109.3%		357,800,877

Net Assets 100.0%		$327,433,277

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of September 30, 2019, is $765,002,861.
(2)	Foreign security.
(3)	Non-income producing.
(4)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

ETN	Exchange-Traded Note

MLP	Master Limited Partnership

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2019

At September 30, 2019, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy: DKK / Sell: USD	State Street Bank & Trust Co.	Buy	25,576,000	3,754,352	10/31/19	$—	$(10,297)
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	1,010,000	1,107,887	10/31/19	—	(4,025)
Buy: MXN / Sell: USD	State Street Bank & Trust Co.	Buy	10,389,000	526,412	10/31/19	—	(2,681)
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	453,000	457,573	10/31/19	—	(2,446)
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	23,000	28,347	10/31/19	—	(14)
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	2,978,100	3,263,600	10/31/19	8,737	—
Buy: USD / Sell: GBP	State Street Bank & Trust Co.	Sell	3,077,000	3,805,155	10/31/19	14,724	—

Total Forward Currency Exchange Contracts						$23,461	$(19,463)

Net unrealized appreciation (depreciation)							$3,998

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

September 30, 2019 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Security Transactions, Income and Expenses

The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated

Notes to Schedule of Investments

September 30, 2019 (unaudited)

account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$975,911,790	$—	$—	$975,911,790

Notes to Schedule of Investments

September 30, 2019 (unaudited)

Exchange-Traded Funds	45,789,029	—	—	45,789,029

Total Investments in Securities	$1,021,700,819	$—	$—	$1,021,700,819
Derivative Contracts:
Forward Exchange Contracts(2)	$—	$23,461	$—	$23,461

Total	$1,021,700,819	$23,461	$—	$1,021,724,280

Liabilities:
Investments in Securities Sold Short:
Common Stocks(1)	$(872,219,699)	$—	$—	$(872,219,699)
Exchange-Traded Funds	(179,848,720)	—	—	(179,848,720)

Total Investments in Securities Sold Short	$(1,052,068,419)	$—	$—	$(1,052,068,419)
Derivative Contracts:
Forward Exchange Contracts(2)	$—	$(19,463)	$—	$(19,463)

Total	$(1,052,068,419)	$(19,463)	$—	$(1,052,087,882)

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.

(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

The average notional value of forward currency exchange contracts purchased and sold for the period ended September 30, 2019 was 52,368,977 and 23,477,926, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is

Notes to Schedule of Investments

September 30, 2019 (unaudited)

reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays the Adviser a monthly management fee at the annual rate of 1.50%. The management fee will be applied to the Fund’s net asset value (before the

Notes to Schedule of Investments

September 30, 2019 (unaudited)

deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Leverage and Concentration Limit; Adjusted Fees for Incremental Leverage. The Investment Manager agrees that it will attempt to manage the Funds’ aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Investment Manager’s risk metrics, unless otherwise agreed with the Investor in writing. In the event that the Investor, in its sole discretion, wants to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it may do so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the Management Fee associated with the incremental leverage applicable to the Investor for any quarter (or portion thereof) shall be 0.4375% (i.e., 1.75% per annum) and the Incentive Fee associated with the incremental leverage applicable to the Investor for any such quarter (or portion thereof) shall be an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans are perpetual, with the interest accrued at the Libor Rate plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2019 through September 30, 2019.

As of September 30, 2019, the loans receivable are recorded at amortized cost, which approximates fair value and was determined without the use of unobservable inputs that were internally developed by the Fund. The Fund would have categorized the loans within Level 3 of the fair value hierarchy defined in Note 2.

Financial support the Fund was contractually required to provide:

Type	Amount	Reasons for providing support
The Fund agrees to make revolving loans to Somerset Re Ltd. (a Bermuda based, reinsurance company) in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount (Maturities ranging from June 23, 2020 to July 1, 2024)	$186,087,216 (principal) and $1,115,015 (accrued interest)	The proceeds of the loans shall be used by Somerset Re Ltd. to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset Re Ltd.

For the period ended September 30, 2019, the Fund made additional loans with a principal balance of $128,887,216 to the sole shareholder.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

Notes to Schedule of Investments

September 30, 2019 (unaudited)

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Subsequent Events

From October 1, 2019 through November 29, 2019, the Fund had three additional subscriptions totaling $16,092,737.

From October 1, 2019 through November 29, 2019, the Fund entered into additional loans with the sole shareholder with a total principal amount of $15,251,918. The proceeds of the loans shall be used by the sole shareholder to provide the cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by the sole shareholder.

Item 2.	Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: November 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

By:	/s/ Scott Crowell
Scott Crowell
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date: November 14, 2019